EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNING PER SHARE (‘EPS’)
Income from continuing operations before attribution of non-controlling	$ 315,359	$ 3,214,567	$ 2,786,435
Less: Non-controlling interests from continuing operations	39,365	97,216	127,571
Net income from continuing operations	275,994	3,117,351	2,658,864
Less: Preferred dividends declared	682,876	435,810	402,451
Less: Allocation of undistributed earnings to preferred stockholders	(583,718)	998,864	816,277
Net income allocated to common shareholders for basic and diluted EPS	$ 176,836	$ 1,682,677	$ 1,440,136
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	$ 347	$ 3,301	$ 2,825
Basic and Diluted earnings per share from continuing operations	$ 347	$ 3,301	$ 2,825